Net income (loss) per share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net income (loss) per share [Abstract]
Net income (loss) per share
12. Net income (loss) per share
The following table sets forth the information needed to compute basic earnings per share:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010 Restated	2011	2010 Restated
	(in thousands except per share data)		(in thousands except per share data)
Basic net income (loss)	$1,842	$(31,573)	$12,841	$(48,832)

Effect of Dilutive Securities — MHR convertible note payable assumed conversion	-0-	-0-	923	-0-

Numerator for Diluted net income (loss) per share after assumed note conversion	1,842	(31,573)	13,764	(48,832)

Weighted average common shares outstanding:	52,076,602	43,338,432	52,064,171	42,711,367
Dilutive securities
Options	221,124	—	309,457	—
Warrants	2,626,629	—	3,476,116	—

Shares underlying MHR convertible note payable	—	—	7,051,183	—

Diluted weighted average common shares outstanding and assumed conversion	54,924,355	43,338,432	62,900,927	42,711,367

Basic net income (loss) per share	$0.04	$(0.73)	$0.25	$(1.14)
Diluted net income (loss) per share	$0.03	$(0.73)	$0.22	$(1.14)
For the three and six months periods ended June 30, 2011 and 2010, certain potential shares of common stock have been excluded from the calculation of diluted income (loss) per share because the exercise price was greater than the average market price of our common stock, and therefore, the effect on diluted loss per share would have been anti-dilutive. In addition incremental shares from the assumed conversion of the MRH note payable are excluded for the three month periods ended June 30, 2011 and 2010 and for the six month period ended June 30, 2010 as the effect of these shares is anti-dilutive in these periods. The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income (loss) per share because their effect was anti-dilutive:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Options to purchase common shares	2,759,476	3,187,116	2,671,143	3,187,116
Outstanding warrants	9,018,697	6,954,391	8,169,210	6,954,391
MHR convertible note payable	7,051,181	6.319.856	-0-	6,319,856

	18,829,354	16,461,363	10,840,353	16,461,363

15. Net Loss Per Share
     The following table sets forth the information needed to compute basic and diluted earnings per share for the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009 restated	2008
	(In thousands, except per share amounts)
Basic and diluted net loss	$(56,909)	$(16,821)	$(24,388)

Weighted average common shares outstanding, basic and diluted	46,206,803	34,679,321	30,337,442

Basic and diluted net loss per share	$(1.23)	$(0.49)	$(0.80)

     The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	Year Ended December 31,
	2010	2009	2008
Options to purchase common shares	2,477,037	2,865,736	2,208,854
Outstanding warrants and options to purchase warrants	11,832,826	9,934,253	2,972,049
Novartis convertible note payable	—	14,944,980	7,537,921
MHR note payable	6,675,512	5,983,146	5,362,596

	20,985,375	33,728,115	18,081,420